UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number       811-10491
Nuveen Real Estate Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:         12/31
Date of reporting period:    3/31/2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Real Estate Income Fund (JRS)
March 31, 2010

Shares	Description (1)	Value

	Real Estate Investment Trust Common Stocks – 75.3% (58.2% of Total Investments)

	Diversified – 2.4%

79,081	Vornado Realty Trust	$5,986,432

	Industrial – 4.3%

398,650	AMB Property Corp.	10,859,226

	Office – 15.7%

202,050	Boston Properties, Inc.	15,242,651
101,650	Corporate Office Properties	4,079,215
228,450	Douglas Emmett Inc.	3,511,277
915,100	HRPT Properties Trust	7,119,478
179,400	Mack-Cali Realty Corporation	6,323,850
50,200	Piedmont Office Realty Trust	996,470
39,500	SL Green Realty Corporation	2,262,165

	Total Office	39,535,106

	Residential – 16.0%

416,650	Apartment Investment & Management Company, Class A	7,670,527
96,188	AvalonBay Communities, Inc.	8,305,834
368,350	Equity Residential	14,420,902
110,350	Essex Property Trust Inc.	9,925,983

	Total Residential	40,323,246

	Retail – 15.3%

112,150	Federal Realty Investment Trust	8,165,642
130,527	Macerich Company	5,000,489
75,000	Saul Centers Inc.	3,105,000
210,119	Simon Property Group, Inc.	17,628,983
112,150	Taubman Centers Inc.	4,477,028

	Total Retail	38,377,142

	Specialized – 21.6%

199,850	Extra Space Storage Inc.	2,534,098
388,200	Health Care Property Investors Inc.	12,810,600
59,650	Health Care Inc.	2,697,970
667,125	Host Hotels & Resorts Inc.	9,773,381
131,800	Public Storage, Inc.	12,124,282
238,450	Senior Housing Properties Trust	5,281,668
228,850	Sunstone Hotel Investors Inc.	2,556,255
137,100	Ventas Inc.	6,509,507

	Total Specialized	54,287,761

	Total Real Estate Investment Trust Common Stocks (cost $150,308,632)	189,368,913

Shares	Description (1)	Coupon			Value

	Real Estate Investment Trust Preferred Stocks – 32.3% (25.1% of Total Investments)

	Diversified – 3.8%

400,000	PS Business Parks, Inc., Series O	7.375%			$9,616,000

	Office – 10.8%

12,141	Highwoods Properties, Inc., Series A	8.625%			12,861,112
181,000	HRPT Properties Trust, Series C	7.125%			4,208,250
125,000	HRPT Properties Trust, Series D	6.500%			2,543,750
336,678	Lexington Realty Trust	7.550%			7,491,086

	Total Office				27,104,198

	Residential – 6.5%

511,100	Apartment Investment & Management Company, Series U	7.750%			11,990,406
179,300	Apartment Investment & Management Company, Series Y	7.875%			4,265,547

	Total Residential				16,255,953

	Retail – 2.3%

152,800	Saul Centers, Inc.	8.000%			3,656,505
97,800	Weingarten Realty Trust	6.500%			2,112,480

	Total Retail				5,768,985

	Specialized – 8.9%

103,300	Hersha Hospitality Trust, Series A	8.000%			2,345,943
611,000	Hospitality Properties Trust, Series C	7.000%			13,692,509
271,452	Sunstone Hotel Investors Inc., Series A	8.000%			6,256,969

	Total Specialized				22,295,421

	Total Real Estate Investment Trust Preferred Stocks (cost $83,375,911)				81,040,557

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Convertible Bonds – 7.3% (5.6% of Total Investments)

	Office – 3.8%

$3,000	Alexandria Real Estate Equities Inc., Convertible Bonds, 144A	3.700%	1/15/27	N/R	$2,955,000
2,100	BioMed Realty L.P., Convertible Bond, 144A	4.500%	10/01/26	N/R	2,089,500
3,400	Kilroy Realty Limited Partnership, Convertible Bond, 144A	3.250%	4/15/12	N/R	3,264,000
1,200	SL Green Realty Corporation, Convertible Bond, 144A	3.000%	3/30/27	N/R	1,167,000

9,700	Total Office				9,475,500

	Retail – 3.5%

9,000	Macerich Company, Convertible Bond, 144A	3.250%	3/15/12	N/R	8,673,750

$18,700	Total Convertible Bonds (cost $15,757,822)				18,149,250

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds – 0.3% (0.2% of Total Investments)

	Specialized – 0.3%

$800	Senior Housing Properties Trust	7.875%	4/15/15	BBB-	$810,000

	Total Corporate Bonds (cost $754,213)				810,000

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 14.0% (10.9% of Total Investments)

$35,224	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/10, repurchase price $35,223,856, collateralized by $35,950,000 U.S. Treasury Bills, 0.000%, due 4/22/10, value $35,932,025	0.000%	4/01/10	$35,223,856

	Total Short-Term Investments (cost $35,223,856)			35,223,856

	Total Investments (cost $285,420,434) – 129.2%			324,592,576

	Borrowings – (25.8)% (3)(4)			(64,710,000)

	Other Assets Less Liabilities – (3.4)%			(8,650,468)

	Net Assets Applicable to Common Shares – 100%			$251,232,108

Fair Value Measurements
In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
     Level 1 – Quoted prices in active markets for identical securities.
     Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk,       etc.).
     Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

	Level 1	Level 2	Level 3	Total

Investments:
Real Estate Investment Trust Common Stocks	$189,368,913	$—	$—	$189,368,913
Real Estate Investment Trust Preferred Stocks	68,179,445	12,861,112	—	81,040,557
Convertible Bonds	—	18,149,250	—	18,149,250
Corporate Bonds	—	810,000	—	810,000
Short-Term Investments	35,223,856	—	—	35,223,856

Total	$292,772,214	$31,820,362	$—	$324,592,576

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2010, the cost of investments was $289,206,496.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation	$43,586,366
Depreciation	(8,200,286)

Net unrealized appreciation (depreciation) of investments	$35,386,080

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Borrowings as a percentage of Total Investments is 19.9%.

(4)	The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of March 31, 2010, investments with a value of $251,723,558 have been pledged as collateral for Borrowings.

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Real Estate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 28, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 28, 2010